Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of reconciliation of cash, cash equivalents, and restricted cash
	December 31,
	2022	2023	2024
Cash and cash equivalents	$165,033	$200,081	$254,620
Cash and cash equivalents included in funds receivable	$46,302	$68,334	$76,881
Restricted cash included in other assets	$187	$182	$181

Total cash, cash equivalents, and restricted cash	$211,522	$268,597	$331,682

Schedule effect of foreign currency contracts designated as cash flow hedge on the consolidated statements of operations
Year Ended December 31,
2024

Cost of revenue	$46
Research and development	156
Sales and marketing	22
General and administrative	55
Total profit	$279

Schedule of accumulated other comprehensive income
	Unrealized gain (loss) on marketable securities	Unrealized gain on Hedging transactions
Beginning balance as of January 1, 2022	$(159)	$-
Net current period other comprehensive loss	(1,840)	-
Reclassification adjustments for losses included in net income	73	-
Balance as of December 31, 2022	(1,926)	-
Other comprehensive income (loss) before reclassifications	475	-
Net realized gains (loss) reclassified from OCI	31	-
Net current period other comprehensive income	506	-
Balance as of December 31, 2023	(1,420)	-
Other comprehensive income before reclassifications	197	1,728
Net realized loss (gains) reclassified from OCI	289	(279)
Net current period other comprehensive income	486	1,449
Balance as of December 31, 2024	$(934)	$1,449

Schedule of estimated useful lives of property plant and equipment
Computer and software	3 years
Furniture and office equipment	3 – 7 years
Leasehold improvements	Shorter of remaining lease
term or estimated useful life

Schedule of estimated useful lives intangible assets
Years

Technology	2-7
Partnership Agreement	6
Customer Relationships	1-5
Trademark	2
Marketing Asset	5
GTS Duty Calculator	9

Schedule of revenue by category
	Year Ended December 31,
	2022		2023		2024
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except percentages)
Service fees	$181,887	44%	$262,255	46%	$350,311	47%
Fulfillment services	227,162	56%	307,692	54%	402,453	53%
Total revenue	$409,049	100%	$569,946	100%	$752,764	100%
	Year Ended December 31,
	2022		2023		2024
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except percentages)
United States	$173,967	43%	$285,619	50%	$399,596	53%
United Kingdom	146,562	36%	173,584	30%	182,904	24%
European Union	78,491	19%	92,566	16%	125,547	17%
Israel	1,357	* )	1,806	* )	2,746	* )
Other	8,672	2%	16,371	3%	41,971	6%

Total revenue	$409,049	100%	$569,946	100%	$752,764	100%

*) Less than 1%

Schedule of deferred contract acquisition costs
Cost to obtain a contract:

	Year Ended December 31,
	2022	2023	2024
	(in thousands)
Beginning balance	$1,801	$2,562	$3,157
Additions to deferred contract acquisition costs	1,378	1,463	2,010
Amortization of deferred contract acquisition costs	(617)	(868)	(1,134)
Ending balance	$2,562	$3,157	$4,033

Deferred contract acquisition costs (to be recognized in next 12 months included in other current assets)	$737	$970	$1,280
Deferred contract acquisition costs, noncurrent	1,825	2,187	2,753
Total deferred contract acquisition costs	$2,562	$3,157	$4,033

Cost to fulfill a contract:

	Year Ended December 31,
	2023	2024
	(in thousands)
Beginning balance	$-	$613
Additions to deferred contract acquisition costs	659	956
Amortization of deferred contract acquisition costs	(46)	(212)
Ending balance	$613	$1,357

Deferred contract acquisition costs (to be recognized in next 12 months included in other current assets)	$133	$323
Deferred contract acquisition costs, noncurrent	481	1,034
Total deferred contract acquisition costs	$613	$1,357

Schedule of revenue by geographical region
	December 31,
	2022	2023	2024
	(in thousands)
Revenue	$409,049	$569,946	$752,764
Less:
Compensation expenses (1)	(99,578)	(104,231)	(116,316)
Other segment items (2)	(504,876)	(599,520)	(711,996)
Net loss	$(195,405)	$(133,805)	$(75,548)

(1) Compensation expenses includes employee salaries and commissions, payroll taxes, benefits, outsourced labor costs, excluding share-based compensation expenses.
(2) Other segment items include acquisition-related costs, amortization of intangibles, depreciation of property and equipment, share-based compensation expenses, fulfilment costs, clearing and chargeback costs, hosting costs, marketing expenses, professional service fees, referral expenses, software and subscription costs, other overhead expenses, interest and other income, net, and income tax expenses.

Schedule of property and equipment, net by geographical region
	December 31,
	2022	2023	2024
	(in thousands)
Israel	$22,823	$23,113	$23,314
United Kingdom	3,279	2,799	3,964
United States	3,828	7,265	6,379
Rest of world	71	111	1,212
Total assets, net	$30,001	$33,288	$34,869